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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 San Felipe Suite      900 Houston, TX      77027

(Address of principal executive offices)                           (Zip code)

4265 San Felipe Suite      900 Houston, TX      77027

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.§ 3507.

Item 1. Schedule of Investments.

          File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)
Schedule of Investments
March 31, 2005 (unaudited)

		% of
	Fair	Partners'
	Value	Capital

Investments in Securities

Registered Investment Companies The Endowment Master Fund, L.P.	$37,984,671

Total Investments in Securities (Cost $36,122,144)	$37,984,671	99.93%

See accompanying notes to schedule of investments.

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
March 31, 2005

          1. VALUATION OF INVESTMENTS

The valuation of the The Endowment Registered Fund, L.P.’s (the “Fund”) investment in the The Endowment Master Fund, L.P.(the “Master Fund”) reflects the Fund’s interest of 12.42% in the net assets of the Master Fund as of March 31, 2005. Valuation of securities held by the Master Fund is discussed in Note 2 of the Master Fund’s Notes to the Schedule of Investments, which are attached below.

          2. INVESTMENT SECURITIES TRANSACTIONS

The Fund records monthly its proportionate interest in the net investment income or loss and realized/unrealized capital gains and losses of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2005 (unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
United States
Domestic Equity
Caduceus Capital II, L.P.		4,668,310
Contrarian Capital Distressed Equity Fund, L.P.		4,994,423
Copper Arch Fund, L.P.		5,570,973
Criterion Institutional Partners, L.P.		1,963,911
Everglades Partners, L.P.		5,701,907
GMO U.S. Aggressive Long/Short Fund (Onshore)		5,891,578
Leaf Investment Partners, L.P.		2,981,118
Sci-Tech Investment Partners, L.P.		935,492
The Raptor Global Fund, L.P.		6,706,822
Tiger Consumer Partners, L.P.		4,319,925
International Equity
Boyer Allan Pacific Partners, L.P.		8,458,025
CCM International Small Cap Value Fund, L.P.		1,004,534
Gradient Europe Fund		3,173,950
SR Global Fund - Asia Portfolio (Class B, L.P.)		5,088,507
SR Global Fund - Europe Portfolio (Class A, L.P.)		3,617,908
SR Global Fund - International Portfolio (Class C, L.P.)		3,768,791
SR Global Fund Japan Portfolio (Class H, L.P.)		3,723,466
SR Global Fund Emerging Markets Portfolio (Class G, L.P.)		6,138,860
The Explorador Fund, L.P.		4,512,107
Torrey Pines Fund, LLC		7,354,607
Opportunistic Equity
AQR Absolute Return Institutional Fund, L.P.		5,192,361
Avalon Worldwide, L.P.		1,933,204
Global Undervalued Securities Fund		7,916,646
GMO Mean Reversion Fund (Onshore)		9,394,909
Maverick Fund USA, Ltd.		6,408,482
Traxis Fund Onshore, L.P.		3,358,974
Absolute Return
Courage Special Situations Fund, L.P.		5,990,836
Harbert Convertible Arbitrage Fund, L.P.		7,990,180
M&M Arbitrage, LLC		5,343,247
Silverback Partners, L.P.		5,895,257
Real Estate
Clarion CRA Hedge Fund, L.P.		8,302,524
Mercury Special Situations Fund		3,039,366
MONY/Transwestern Realty Partners II		462,127
NL Ventures V, L.P.		2,000,000
Security Capital, L.P.		4,539,273
Wells Street Partners, LLC		3,913,604
Natural Resources
Cambridge Energy, L.P.		7,798,285
The Ospraie Fund L.P.		8,001,328
Tocqueville Gold Partners, L.P.		5,317,332
Treaty Oak Partners, L.P.		3,736,281
Private Equity
Cap Royalty Partners L.P.		35,000
Cogene Biotech Ventures II, L.P.		50,000
Crosslink Crossover Fund IV, L.P.		4,351,644
PIPE Equity Partners LLC		4,235,448
Protégé Partners, L.P.		4,240,772
Q Investments		7,788,033
Venture Capital Fund of America		611,500

See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2005 (unaudited)

			% of
		Fair	Partners’
	Shares	Value	Capital
Enhanced Fixed Income
Arx Global High Yield Securities Fund I L.P.		6,230,106
BDC Partners I, L.P.		9,292,152
Contrarian Capital Fund I, L.P.		6,728,711
Greylock Global Opportunity Fund, L.P.		7,370,116
Harbert Distressed Investment Fund, L.P.		7,561,538
Ore Hill, L.P.		2,192,786
Post Total Return Fund, L.P.		3,014,633

Total United States		260,811,869

Total Limited Partnerships and Limited Liability Companies (Cost $232,384,362)		260,811,869	85.27%

Passive Foreign Investment Corporations
United States
International Equity
India Capital Fund Ltd. A2 Shares	2,000	2,507,131
Neon Liberty Greater China Fund, LTD	500	551,890

Total United States		3,059,021

Republic of Mauritius
International Equity
Boyer Allan India Fund, Inc.	24,201	2,717,265

Total Republic of Mauritius		2,717,265

Total Passive Foreign Investment Corporations (Cost $4,993,577)		5,776,286	1.89%

Cayman Company Limited by Shares
United States
Absolute Return
Overseas CAP Partners, Inc.	6,339	7,319,692

Total Cayman Company Limited by Shares (Cost $6,537,413)		7,319,692	2.39%

Total Investments in Investment Funds (Cost $243,915,352)		273,907,847

Investments in Securities
Registered Investment Companies
United States
Debt Fund
GMO Emerging Markets Fund III	224,401	4,385,795
Enhanced Fixed Income
GMO Global Bond Fund	408,326	4,474,957
Natural Resources
State Street Research Global Resources Fund	148,053	8,104,396
Tocqueville Gold Fund	40,492	1,312,346

Total United States		18,277,494

Total Registered Investment Companies (Cost $13,389,226)		18,277,494	5.98%

See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2005 (unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Closed End Funds
United States
Financial
Aberdeen Asia-Pacific Income Fund, Inc.	8,200	49,692
Blackrock Broad Investment Grade 2009 Term Trust	63,300	688,704
Blackrock Income Opportunity Trust	12,500	196,125
Ishares Trust	4,450	487,676
MFS Government Markets Income Trust	85,700	555,336
Morgan Stanley Government Income Trust	60,200	529,760
New America High Income Fund	126,300	258,915
Oppenheimer Multi-Sector Income Trust	41,600	381,472
Putnam Premier Income Trust	52,172	328,682

Total United States		3,476,362

Total Closed End Funds (Cost $3,518,746)		3,476,362	1.14%

Options
United States
Index
iShares MSCI Emerging Markets Index, May Put, 168.3801	55,826	211
iShares MSCI Emerging Markets Index, September Put, 196.6104	47,810	459,018

Total United States		459,229

Total Options (Cost $900,000)		459,229	0.15%

Fixed Income
United States
Treasuries
United States Treasury Bonds, 5.250%, 2/15/29	340,000	358,023
United States Treasury Notes TIPS, 3.375%, 1/15/07	125,000	157,786
United States Treasury Notes TIPS, 1.875%, 7/15/13	275,000	290,514
United States Treasury Notes TIPS, 2.00%, 7/15/14	150,000	155,005
United States Treasury Notes TIPS, 3.625%, 4/15/28	294,285	387,353
Agencies
Federal Home Loan Mortgage Corp., Pool E74790, 5.00%, 2/1/14	117,933	118,164
Federal Home Loan Mortgage Corp., Pool E75753, 5.50%, 3/1/14	59,354	60,671
Federal Home Loan Mortgage Corp., Series 2750, Class OB, 4.00%, 7/15/15	201,000	199,089
Federal Home Loan Mortgage Corp., Pool E92286, 5.00%, 11/1/17	24,998	25,048
Federal Home Loan Mortgage Corp., Pool E95383, 5.00%, 2/1/18	98,911	99,110
Federal Home Loan Mortgage Corp., Pool E94694, 5.50%, 2/1/18	36,495	37,286
Federal Home Loan Mortgage Corp., Pool B10507, 4.50%, 10/1/18	44,843	43,991
Federal Home Loan Mortgage Corp., Pool B14009, 5.00%, 5/1/19	104,532	104,394
Federal Home Loan Mortgage Corp., Pool C77936, 5.50%, 2/1/33	66,912	67,255
Federal Home Loan Mortgage Corp., Pool A10760, 5.50%, 6/1/33	16,517	16,590
Federal Home Loan Mortgage Corp., Pool 80749, 4.125%, 10/20/33	718,549	723,778
Federal Home Loan Mortgage Corp., Pool A16536, 5.50%, 12/1/33	74,405	74,735
Federal Home Loan Mortgage Corp., Pool C01812, 5.50%, 4/1/34	366,039	367,662
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	301,475	314,120
Federal National Mortgage Association, Pool 254188, 5.5%, 1/1/09	192,349	195,836
Federal National Mortgage Association, Pool 545210, 5.92%, 10/1/11	230,714	243,029
Federal National Mortgage Association, Pool 730353, 4.50%, 7/1/18	36,988	36,231
Federal National Mortgage Association, Pool 767658, 5.00%, 2/1/19	182,992	183,156
Federal National Mortgage Association, Pool 415971, 6.00%, 11/1/28	62,934	64,539
Federal National Mortgage Association, Pool 699436, 7.50%, 2/1/33	20,317	21,435
Federal National Mortgage Association, Pool 689659, 6.00%, 3/1/33	194,007	198,356
Federal National Mortgage Association, Pool 555528, 6.00%, 4/1/33	30,745	31,466

See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2005 (unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Fixed Income, continued
United States, continued
Agencies, continued
Federal National Mortgage Association, Pool 698979, 5.50%, 4/1/33	125,519	126,022
Federal National Mortgage Association, Pool 723874, 5.50%, 7/1/33	34,294	34,408
Federal National Mortgage Association, Pool 767299, 5.50%, 1/1/34	109,686	110,049
Federal National Mortgage Association, Pool 777737, 5.00%, 5/1/34	157,782	154,363
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	461,048	462,033
Federal National Mortgage Association, Pool 783382, 6.00%, 8/1/34	178,469	182,467
Government National Mortgage Association, Pool 451883, 6.00%, 7/15/28	71,343	73,512
Government National Mortgage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	244,315
Government National Mortgage Association, Pool 488259, 6.50%, 8/15/29	29,562	30,928
Government National Mortgage Association, Pool 501012, 6.50%, 4/15/31	3,921	4,100
Government National Mortgage Association, Pool 603650, 6.00%, 4/15/33	19,997	20,563
Government National Mortgage Association, Pool 621822, 5.50%, 12/15/33	39,136	39,538
Government National Mortgage Association, Pool 628111, 5.50%, 5/15/34	288,106	290,986
Government National Mortgage Association, 5.50%, 2/15/34	130,077	131,378
New Valley Generation II, Series 2001, 5.572%, 5/1/20	45,542	46,134
Overseas Private Investment Corp., 3.74%, 4/15/15	180,801	173,865

Asset Backed Securities
Alesco Preferred Funding LTD, Series 5A, Class C3, 6.314%, 12/23/34	200,000	201,125
American Business Financial Services 6.68% 7/15/33	300,000	307,048
Bank of America Mortgage Securities, Series 2004-8, Class 2B1, 6.00% 10/25/34	239,577	243,445
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 4A4, 5.74% 6/25/32	83,932	84,329
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.11% 4/25/33	197,075	194,720
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.37% 4/25/33	195,802	191,265
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.49% 12/25/34	199,485	194,872
Countrywide Home Loans, Series 2003.-3, Class M6, 5.75%, 7/25/32	100,000	103,215
Countrywide Home Loans, Series 2003.-20, Class 1A14, 5.50%, 7/25/33	177,396	177,999
CSFB Mortgage Securities Corp., Series 2001-AR24, Class CB2, 5.85%, 12/25/31	39,338	39,303
CSFB Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	181,008
CSFB Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 11/25/34	221,056	217,475
Diversified REIT Trust, Series 1999-1A, Class D, 6.78% 3/18/09	135,000	142,364
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0%, 9/1/18	40,076	35,258
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 4.64%, 9/25/34	299,277	296,097
Impac Secured Assets Corp., Series 2002-3, Class M2, 6.55%, 8/25/32	175,000	183,442
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.25%, 8/25/17	268,397	275,512
Option One Mortgage Loan Trust, Series 2005-1, Class M6, 4.50%, 2/25/35	250,000	251,216
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	131,287	133,867
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50% 10/25/16	263,169	269,029
Structured Adjustable Mortgage Loan Trust, Series 2004-8, Class 5A4, 4.73%, 7/25/34	200,000	193,244
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	176,056	177,081
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	86,252	83,713
Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class A1, 4.50%, 11/25/33	206,079	198,516
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.63%, 11/25/34	199,756	191,406

Corporates
Consumer
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	47,992

Total United States		11,313,824

Canada
Corporates
Consumer
General Motors Nova Financial, 6.85%, 10/15/08	100,000	95,987

Total Canada		95,987

See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2005 (unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Total Fixed Income (Cost $11,456,104)		11,409,811	3.73%

Total Investments in Securities (Cost $29,264,076)		33,622,896

Total Investments (Cost $273,179,428)		307,530,743

*	Shares or par value is listed for each investment if it is applicable for that investment type.

CMO -	Collateralized Mortgage Obligation
PO -	Principal Only
REIT -	Real Estate Investment Trust

See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
March 31, 2005

     1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

     2. VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is ordinarily calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with Endowment Advisers, L.P., the adviser to the Fund (the “Adviser”). The Fund’s investments are ordinarily based upon valuations provided to it by the investment managers of such Investment Funds or, in many cases, the administrators of those Investment Funds. The valuation of the Investment Funds is reviewed by a committee approved by the Fund’s board of directors and established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Investments are valued as follows:

- INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

- SECURITIES LISTED ON A SECURITIES EXCHANGE - In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

- SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

- OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “asked” prices for such options on the date of determination.

- SECURITIES NOT ACTIVELY TRADED - The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

- OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

     3. INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis. Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method. Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officers and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

          File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment Registered Fund, L.P.

By (Signature and Title)	*	/s/ John A. Blaisdell

John A. Blaisdell Co-Principal Executive Officer
Date: 5/19/05

By (Signature and Title)	*	/s/ Andrew B. Linbeck

Andrew B. Linbeck Co-Principal Executive Officer
Date: 5/19/05

By (Signature and Title)	*	/s/ A. Haag Sherman

A. Haag Sherman Co-Principal Executive Officer
Date: 5/19/05

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	*	/s/ John A. Blaisdell

John A. Blaisdell Co-Principal Executive Officer
Date: 5/19/05

By (Signature and Title)	*	/s/ Andrew B. Linbeck

Andrew B. Linbeck Co-Principal Executive Officer
Date: 5/19/05

By (Signature and Title)	*	/s/ A. Haag Sherman

A. Haag Sherman Co-Principal Executive Officer
Date: 5/19/05

By (Signature and Title)	*	/s/ John E. Price

John E. Price Principal Financial Officer
Date: 5/19/05